N-2	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Entity Central Index Key	0001525201
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	DoubleLine Opportunistic Credit Fund
Document Period End Date	Mar. 31, 2026